Expense Example - Invesco Conservative Income Fund	Dec. 18, 2025 USD ($)
Invesco Conservative Income Fund (Class A, Class Y, Class R6) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	262
Expense Example, with Redemption, 10 Years	590
Invesco Conservative Income Fund (Class A, Class Y, Class R6) | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	207
Expense Example, with Redemption, 10 Years	467
Invesco Conservative Income Fund (Class A, Class Y, Class R6) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	168
Expense Example, with Redemption, 10 Years	380
Invesco Conservative Income Fund (Institutional Class) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	156
Expense Example, with Redemption, 10 Years	$ 355